Significant Agreements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Significant Agreements [Abstract]
Schedule of finite lived intangible assets amortization expense

A summary of the intangible asset activity that resulted from this transaction during the six months ended June 30, 2022 is as follows (in thousands):

Intangible Assets
Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	$21,347
Cumulative amortization expense	(5,667)
Balance at December 31, 2021	$15,680
Period amortization expense	(1,133)
Balance at June 30, 2022	$14,547

Schedule of finite lived intangible assets amortization expense

A summary of the intangible asset activity that resulted from this transaction during the six months ended June 30, 2022 is as follows (in thousands):

Intangible Assets
Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	$21,347
Cumulative amortization expense	(5,667)
Balance at December 31, 2021	$15,680
Period amortization expense	(1,133)
Balance at June 30, 2022	$14,547

Summary of Changes in Fair Value of Call Option Liability

The following represents a summary of the changes to Company’s One S.r.l. call option liability during the six months ended June 30, 2022 (in thousands):

Balance at December 31, 2021	$2,416
Change in fair value	865
Foreign currency translation gain	(219)
Balance at June 30, 2022	$3,062

Weighted Average Assumptions Used to Determine Fair Value of Call Option Liability

The following weighted average assumptions were used to determine the fair value of the One S.r.l. call option liability at June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021
Expected term	4.0 years	2.0 years
Expected volatility	64.0%	62.0%
Expected dividend yield	0.0%	0.0%
Risk free interest rate	3.0%	0.70%
Estimated fair value of ownership interest	$6,097	$6,922
Exercise price of call option	$6,270	$6,806

Gelesis
Significant Agreements [Abstract]
Schedule of finite lived intangible assets amortization expense

Intangible
Assets
Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	$21,347
Amortization expense	(1,133)
Balance at December 31, 2019	$20,214
Amortization expense	(2,267)
Balance at December 31, 2020	$17,947
Amortization expense	(2,267)
Balance at December 31, 2021	$15,680

Schedule of allocated consideration in the June 2019 transaction on relative fair value basis

Consideration
Cash	$12,668
Warrants for redeemable convertible preferred stock	4,706
Fair value of total consideration	$17,374
Assets acquired at relative fair value
Intangible asset related to reduction in royalty	$15,564
Equity-method investment	1,810
Total assets acquired	$17,374

Schedule of finite lived intangible assets amortization expense

Intangible
Assets
Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	$21,347
Amortization expense	(1,133)
Balance at December 31, 2019	$20,214
Amortization expense	(2,267)
Balance at December 31, 2020	$17,947
Amortization expense	(2,267)
Balance at December 31, 2021	$15,680

Schedule of gains on warrant liability settlement

Carrying value of warrants for redeemable convertible preferred stock	$5,973
Fair value of common stock warrants, net of cash consideration paid of $10	(4,312)
Fair value of contingent call option granted to One shareholders	(1,494)
Gain on warrant liability extinguishment	$167